Other Financial Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 22, 2019	Dec. 31, 2018
Termination Agreement [Member]
Agreement termination charges receivable		¥ 95,056
Commercial bills face value		¥ 160,944	¥ 40,387
Agreement termination charges received	¥ 95,056
Minimum [Member]
Expected interest earnings on Principal	4.50%
Maximum [Member]
Expected interest earnings on Principal	5.25%